Reportable Segments and Geographic Areas - Schedule of the Company’s Operations, Assets and Liabilities Split Reportable Segments (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023		Jun. 30, 2025	[1]	Jun. 30, 2024	[1]	Dec. 31, 2022	[2]
Segment Reporting Information [Line Items]
Revenue	$ 285,948			$ 285,948
Cost of sales				207,918
Gross profit	78,030			78,030
Expenses	2,276,931	625,615		4,492,173	1,981,831		$ 3,663,566	$ 1,140,958
Other income (expense)				(362,176)
Net loss from continuing operations	(2,616,018)	(1,201,853)		(4,776,319)	(2,298,885)		(4,016,714)	(1,656,739)
Current Assets	9,772,631			9,772,631			6,051,001	4,919,444
Non-current assets	5,165,387			5,165,387
Total Assets	14,938,018			14,938,018			8,993,165	5,189,918
Current liabilities	5,461,692			5,461,692			1,799,134	1,297,353
Non-current liabilities	985,671			985,671
Total Liabilities	6,447,363			6,447,363			2,333,601	1,362,842
Total Equity	8,490,655	$ 8,555,222	[1]	8,490,655	$ 8,555,222	[1]	$ 6,659,564	$ 3,827,076	[1]	$ 9,049,175		$ 2,639,636		$ 1,131,310
Corporate, Treasury and Biosciences [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of sales
Gross profit
Expenses				3,917,714
Other income (expense)				(362,176)
Net loss from continuing operations				(4,279,890)
Current Assets	9,043,071			9,043,071
Non-current assets	2,072,632			2,072,632
Total Assets	11,115,703			11,115,703
Current liabilities	5,069,289			5,069,289
Non-current liabilities
Total Liabilities	5,069,289			5,069,289
Total Equity	6,046,414			6,046,414
IT Packaging Solutions [Member]
Segment Reporting Information [Line Items]
Revenue				179,292
Cost of sales				146,671
Gross profit				32,621
Expenses				101,218
Other income (expense)
Net loss from continuing operations				(68,597)
Current Assets	443,643			443,643
Non-current assets	1,442,663			1,442,663
Total Assets	1,886,306			1,886,306
Current liabilities	106,732			106,732
Non-current liabilities	263,136			263,136
Total Liabilities	369,868			369,868
Total Equity	1,516,438			1,516,438
Precision Engineering and Machining [Member]
Segment Reporting Information [Line Items]
Revenue				106,656
Cost of sales				61,247
Gross profit				45,409
Expenses				473,241
Other income (expense)
Net loss from continuing operations				(427,832)
Current Assets	285,917			285,917
Non-current assets	1,650,092			1,650,092
Total Assets	1,936,009			1,936,009
Current liabilities	285,671			285,671
Non-current liabilities	722,535			722,535
Total Liabilities	1,008,206			1,008,206
Total Equity	$ 927,803			$ 927,803

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”